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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                          	Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2013 through December 31, 2013


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Fund

--------------------------------------------------------------------------------
                        Annual Report | December 31, 2013
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A    PIODX
                        Class B    PBODX
                        Class C    PCODX
                        Class R    PIORX
                        Class Y    PYODX
                        Class Z    PIOZX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               17

Schedule of Investments                                                       19

Financial Statements                                                          27

Notes to Financial Statements                                                 37

Report of Independent Registered Public Accounting Firm                       45

Approval of Investment Advisory Agreement                                     46

Trustees, Officers and Service Providers                                      50

                                       Pioneer Fund | Annual Report | 12/31/13 1

President's Letter

Dear Shareowner,

When we look into 2014, we foresee U.S. economic growth matching or exceeding 2013 levels. While unemployment remains high, employment has been rising steadily. Consumer incomes, savings, wealth, and debt-servicing capacity have been solid buttresses for the recovering housing and auto industries. Industrial activity is growing only moderately, but current corporate profits are generally solid and balance sheets appear able to support needed capital spending and dividend* payouts. Tax hikes, spending restraint and a better economy have meaningfully cut the federal budget deficit. A modestly improving European economy, continuing economic improvement in Japan, and a "soft landing" of 7% growth in China appear likely to result in improving global growth in 2014, further supporting the U.S. economy. In addition, we feel that continuing slack in labor markets and capacity utilization offers the potential for continuing growth without bottlenecks and rising inflation, making it possible for the Federal Reserve (the Fed) to continue its accommodative monetary policies.

After observing the strengthening economic trends, the Fed decided in December 2013 to start scaling back its QE (quantitative easing) program, but also said that short-term interest rates are likely to remain near zero for some time to come, given that inflation remains subdued and unemployment remains high.

The U.S. government's partial shutdown in October 2013 rattled the markets to a degree, but does not appear to have had a significant negative impact on the economy or capital markets. As the year drew to a close, leaders in Washington reached a bipartisan budget agreement that establishes top-line government spending levels for the next two fiscal years, a move which should help to defuse the threat of another shutdown. That certainly was welcome news for investors who had grown weary of infighting in Washington and wary of the risks the policy uncertainty caused.

There are certainly risks and uncertainties facing the global economy as we head into 2014. The European economy, while improving, remains weak, the Japanese economy faces a tax hike this spring, and a number of emerging market countries are experiencing difficulties. There are also geopolitical worries abroad and the aforementioned political fights at home. While most of the widely recognized risks we've outlined may already be "priced into" the market, we believe investors should continue to expect market volatility.

*  Dividends are not guaranteed.

2 Pioneer Fund | Annual Report | 12/31/13

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which seek to balance potential risks and reward in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                       Pioneer Fund | Annual Report | 12/31/13 3

Portfolio Management Discussion | 12/31/13

In the following interview, John Carey, Executive Vice President and Head of U.S. Core Value at Pioneer Investments, discusses the investment environment during the 12-month period ended December 31, 2013, and Pioneer Fund's performance during the period. Mr. Carey is responsible for the day-to-day management of the Fund.

Q How would you describe the market for equities during the 12-month period ended December 31, 2013?

A The 12-month period ended December 31, 2013, saw strong upward movement in United States share prices as measured by the Standard & Poor's 500 Index (S&P 500), the Fund's benchmark. While every couple of months or so, in almost clock-like fashion, the S&P 500 retreated, or "corrected," the index continued its advance after each such setback. The trend line for the index was positive throughout the period, making for, overall, a potentially very favorable stock market for investors.

    Some of the worries that appeared to cause the regular, if short-lived, market sell-offs during the period had to do with Federal Reserve (Fed) monetary policy, debates in Washington, D.C., over the Federal budget and the national debt ceiling, international tensions, particularly with respect to Syria, and the occasionally mixed signals provided by economic data. On the whole, though, corporate earnings remained strong, the economy continued expanding, and consumers kept spending, on everything from cars and houses to vacations and clothing. In addition, dividends provided support for share prices, and merger-and-acquisition activity sparked speculative interest in the stock market. Each time the market dipped during the period, more investors appeared to regard the dips as buying opportunities rather than as signs to sell, and share prices encouragingly bounced back. The 12-month period was, indeed, almost a textbook example of a bullish stock market, and the shares of companies held in the Fund's portfolio took part, right alongside the shares of many other companies.

4 Pioneer Fund | Annual Report | 12/31/13

Q How did the Fund perform in that environment during the 12-month period ended December 31, 2013?

A Pioneer Fund's Class A shares returned 33.06% at net asset value during the 12-month period ended December 31, 2013, while the Fund's benchmark, the S&P 500, returned 32.37%. During the same period, the average return of the 1,559 mutual funds in Morningstar's Large Blend Funds category was 31.50%, and the average return of the 918 mutual funds in Lipper's Large-Cap Core Funds category was 31.34%.

Q What were some of the key drivers of the Fund's benchmark-relative returns during the 12-month period ended December 31, 2013?

A During the 12-month period, the Fund achieved positive performance attribution from its investments in eight out of the ten S&P 500 sectors. The Fund's best results relative to the benchmark were in consumer staples, utilities, telecommunication services, and information technology. The Fund's underperformance relative to the benchmark was in consumer discretionary and financials.

    In consumer staples, performance benefited early in the 12-month period from the acquisition by Berkshire Hathaway and a foreign partner of Portfolio holding H.J. Heinz at a premium price. Another Fund holding that fared well was Walgreen, the drugstore chain, which surged on its link-up with the European pharmacy chain Alliance Boots Holdings. In addition, the Fund did well by avoiding the underperformer Philip Morris, a decision that was in line with the Fund's long-term practice of avoiding investment in purveyors of tobacco products. The positive performance attribution in utilities and telecommunications services came from the Fund's being sharply underweight relative to the benchmark in those two underperforming sectors. In information technology, it was an underweight position in the underperforming Apple and our positively-contributing investment in Facebook that helped relative performance.

    The reasons for the Fund's negative performance attribution from investments in the consumer discretionary and financials sectors were primarily stock selection decisions. In consumer discretionary, the Fund held shares of Coach, which struggled, and did not hold any shares of Amazon, a strong performer during the period. In financials, the Fund was underweight to the sharply rising stocks of life insurers, as well as to a few of the recovery stories elsewhere in the sector.

    In general, though, the Fund was satisfactorily positioned to take advantage of the sharply rising stock market in 2013.

                                       Pioneer Fund | Annual Report | 12/31/13 5

Q Could you highlight some of the key purchases and sales that you made in the Fund over the course of the fiscal year ended December 31, 2013?

A Changes to the Fund's portfolio during 2013 were more modest than during 2012, but we did add somewhat more than a dozen positions, including several spin-offs from existing holdings and, in an effort to focus investment on stronger-conviction ideas, shed close to two dozen holdings.

    Purchases during the year included: BB&T, the Winston-Salem, North Carolina-based regional bank, and KeyCorp, a regional bank headquartered in Cleveland, Ohio, as well as Morgan Stanley, the diversified financial services firm, in the financials sector; PepsiCo, the beverage and snack-food company, in consumer staples; McKesson, the drug distributor, in health care; Yahoo!, the internet portal, in information technology; Monsanto, world leader in seeds and agricultural chemicals, in materials; Cameron and FMC Technologies, oil-service specialists, in energy; Eaton, diversified industrial-products manufacturer, in industrials; and Southern, a major electric utility, operating out of Atlanta, Georgia, in utilities. Also new to the portfolio were the names AbbVie, Allegion Public, and Mallinckrodt, though in each case the company was a spin-off from an existing Fund position. AbbVie, a pharmaceutical producer known for its important drug Humira, for rheumatoid arthritis, was spun out by Abbott Laboratories; Allegion Public, which had been part of Ingersoll-Rand, makes locks and other security systems; and Mallinckrodt, provider of prescription pain medications, came out of Covidien.

    Sales during the 12-month period comprised: several portfolio stocks we felt had reached fair value, including Qualcomm, SanDisk, and Vertex; some holdings where we had come to question the companies' longer-term earnings potential, including Baxter, Nuance Communications, and KBR; and other Fund positions we just regarded as less attractive than companies in which we wished to invest.

Q At year end, guarded optimism seemed to be the prevailing sentiment with regard to the global economy. What is your outlook for the market and the economy as we begin 2014?

A As we write, investors have fewer worries about the state of affairs in Washington, D.C., with provisional agreements on the Federal budget and national debt having been reached near the end of the calendar year. The Fed, too, has removed some uncertainty by deciding, finally, to slow ("taper") its purchases of long-term Treasuries and mortgage-backed

6 Pioneer Fund | Annual Report | 12/31/13 securities. Investors are unsure what a "natural" level of interest rates -- that is, a level of interest rates more determined by market forces than Fed interventions -- might be, but at least now everyone can find out. Unemployment has come down, even if it remains higher than it has usually been at this stage of an economic recovery. Slowly, too, business managers are becoming less cautious in regard to capital expenditures. The Affordable Care Act -- the new, national-health-care program -- got off to a rocky start, but people and businesses appear to be adjusting to it. All in all, indicators are generally positive.

    In our view, there are several other sources of encouragement. Corporate earnings continue to be impressive, and many companies appear now to be achieving earnings growth not only through cost cutting but also by increasing sales. Corporate balance sheets, while starting to show somewhat higher debt ratios, are still quite strong. Dividend income presents investors with a potentially attractive way to supplement other income. Also, as we compare economic prospects in the U.S. with prospects in other parts of the world, we think that the U.S. markets will attract more foreign investment, which could serve to buoy up domestic markets and provide capital for U.S. companies to expand.

    In summary, we would be surprised if we were to see in the next 12 months the same kind of relatively smooth as well as substantial upward move in share prices that we saw in 2013. Most years have, in fact, been more varied with respect to market activity; the 12-month period ended December 31, 2013, was unusual in being so consistently rewarding. Nonetheless, we believe that the investments in the Fund's portfolio have potential for further gains over time; it is certainly the aim of our research effort to identify companies that we think have longer-term merit. We intend to keep the portfolio invested in a way that we think can withstand pressures that may be exerted by changes in interest rates and economic conditions, but of course we can offer no assurances that we shall succeed in that effort.

    Thank you for your support.

                                       Pioneer Fund | Annual Report | 12/31/13 7

Please refer to the Schedule of Investments on pages 19-26 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

8 Pioneer Fund | Annual Report | 12/31/13

Portfolio Summary | 12/31/13

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                            95.7%
International Common Stocks                                    3.7%
Depositary Receipts for International Stocks                   0.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                        17.5%
Financials                                                    16.8%
Health Care                                                   15.4%
Consumer Discretionary                                        13.6%
Industrials                                                   11.3%
Consumer Staples                                              10.9%
Energy                                                         9.8%
Materials                                                      2.9%
Telecommunication Services                                     1.0%
Utilities                                                      0.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.  John Wiley & Sons, Inc.                                              2.89%
--------------------------------------------------------------------------------
  2.  The Hershey Co.                                                      2.38
--------------------------------------------------------------------------------
  3.  Wells Fargo & Co.                                                    2.26
--------------------------------------------------------------------------------
  4.  Microsoft Corp.                                                      2.09
--------------------------------------------------------------------------------
  5.  Apple, Inc.                                                          2.09
--------------------------------------------------------------------------------
  6.  Colgate-Palmolive Co.                                                1.86
--------------------------------------------------------------------------------
  7.  3M Co.                                                               1.81
--------------------------------------------------------------------------------
  8.  United Technologies Corp.                                            1.80
--------------------------------------------------------------------------------
  9.  The Chubb Corp.                                                      1.78
--------------------------------------------------------------------------------
 10.  Johnson & Johnson                                                    1.78
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                                       Pioneer Fund | Annual Report | 12/31/13 9

Prices and Distributions | 12/31/13

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                      12/31/13                   12/31/12
--------------------------------------------------------------------------------
            A                         $39.18                     $32.45
--------------------------------------------------------------------------------
            B                         $37.49                     $31.26
--------------------------------------------------------------------------------
            C                         $36.75                     $30.64
--------------------------------------------------------------------------------
            R                         $39.27                     $32.51
--------------------------------------------------------------------------------
            Y                         $39.40                     $32.61
--------------------------------------------------------------------------------
            Z                         $39.29                     $32.53
--------------------------------------------------------------------------------

Distributions per Share: 1/1/13-12/31/13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Net Investment         Short-Term        Long-Term
        Class            Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
          A              $0.3759              $0.0740          $3.4133
--------------------------------------------------------------------------------
          B              $    --              $0.0740          $3.4133
--------------------------------------------------------------------------------
          C              $0.1097              $0.0740          $3.4133
--------------------------------------------------------------------------------
          R              $0.2096              $0.0740          $3.4133
--------------------------------------------------------------------------------
          Y              $0.4874              $0.0740          $3.4133
--------------------------------------------------------------------------------
          Z              $0.4107              $0.0740          $3.4133
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is an unmanaged, commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-16.

10 Pioneer Fund | Annual Report | 12/31/13

Performance Update | 12/31/13                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2013)
--------------------------------------------------------------------------------
                          Net Asset        Public Offering
Period                    Value (NAV)      Price (POP)
--------------------------------------------------------------------------------
10 Years                   6.66%            6.03%
5 Years                   14.94            13.58
1 Year                    33.06            25.40
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2013)
--------------------------------------------------------------------------------
                          Gross
--------------------------------------------------------------------------------
                          1.01%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Fund         Standard & Poor's 500 Index
12/31/2003                      $    9,425           $   10,000
12/31/2004                      $   10,521           $   11,087
12/31/2005                      $   11,194           $   11,632
12/31/2006                      $   13,028           $   13,467
12/31/2007                      $   13,641           $   14,206
12/31/2008                      $    8,951           $    8,951
12/31/2009                      $   11,120           $   11,321
12/31/2010                      $   12,867           $   13,029
12/31/2011                      $   12,278           $   13,301
12/31/2012                      $   13,494           $   15,427
12/31/2013                      $   17,955           $   20,421

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                      Pioneer Fund | Annual Report | 12/31/13 11

Performance Update | 12/31/13                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2013)
--------------------------------------------------------------------------------
                          If               If
Period                    Held             Redeemed
--------------------------------------------------------------------------------
10 Years                   5.56%            5.56%
5 Years                   13.59            13.59
1 Year                    31.36            27.36
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2013)
--------------------------------------------------------------------------------
                          Gross
--------------------------------------------------------------------------------
                          2.27%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Fund         Standard & Poor's 500 Index
12/31/2003                      $   10,000           $   10,000
12/31/2004                      $   11,068           $   11,087
12/31/2005                      $   11,664           $   11,632
12/31/2006                      $   13,465           $   13,467
12/31/2007                      $   13,971           $   14,206
12/31/2008                      $    9,083           $    8,951
12/31/2009                      $   11,157           $   11,321
12/31/2010                      $   12,772           $   13,029
12/31/2011                      $   12,048           $   13,301
12/31/2012                      $   13,078           $   15,427
12/31/2013                      $   17,180           $   20,421

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Fund | Annual Report | 12/31/13

Performance Update | 12/31/13                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2013)
--------------------------------------------------------------------------------
                          If               If
Period                    Held             Redeemed
--------------------------------------------------------------------------------
10 Years                   5.82%            5.82%
5 Years                   14.04            14.04
1 Year                    32.00            32.00
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2013)
--------------------------------------------------------------------------------
                          Gross
--------------------------------------------------------------------------------
                          1.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Fund         Standard & Poor's 500 Index
12/31/2003                      $   10,000           $   10,000
12/31/2004                      $   11,074           $   11,087
12/31/2005                      $   11,689           $   11,632
12/31/2006                      $   13,503           $   13,467
12/31/2007                      $   14,027           $   14,206
12/31/2008                      $    9,131           $    8,951
12/31/2009                      $   11,256           $   11,321
12/31/2010                      $   12,922           $   13,029
12/31/2011                      $   12,233           $   13,301
12/31/2012                      $   13,342           $   15,427
12/31/2013                      $   17,613           $   20,421

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                      Pioneer Fund | Annual Report | 12/31/13 13

Performance Update | 12/31/13                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2013)
--------------------------------------------------------------------------------
                          If               If
Period                    Held             Redeemed
--------------------------------------------------------------------------------
10 Years                   6.43%            6.43%
5 Years                   14.58            14.58
1 Year                    32.52            32.52
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2013)
--------------------------------------------------------------------------------
                          Gross
--------------------------------------------------------------------------------
                          1.33%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Fund         Standard & Poor's 500 Index
12/31/2003                      $   10,000           $   10,000
12/31/2004                      $   11,158           $   11,087
12/31/2005                      $   11,859           $   11,632
12/31/2006                      $   13,783           $   13,467
12/31/2007                      $   14,410           $   14,206
12/31/2008                      $    9,444           $    8,951
12/31/2009                      $   11,705           $   11,321
12/31/2010                      $   13,497           $   13,029
12/31/2011                      $   12,843           $   13,301
12/31/2012                      $   14,072           $   15,427
12/31/2013                      $   18,648           $   20,421

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Fund | Annual Report | 12/31/13

Performance Update | 12/31/13                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2013)
--------------------------------------------------------------------------------
                          If               If
Period                    Held             Redeemed
--------------------------------------------------------------------------------
10 Years                   7.09%            7.09%
5 Years                   15.38            15.38
1 Year                    33.46            33.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2013)
--------------------------------------------------------------------------------
                          Gross
--------------------------------------------------------------------------------
                          0.66%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                Pioneer Fund         Standard & Poor's 500 Index
12/31/2003                      $  5,000,000         $  5,000,000
12/31/2004                      $  5,607,196         $  5,543,709
12/31/2005                      $  5,990,345         $  5,815,782
12/31/2006                      $  7,001,189         $  6,733,574
12/31/2007                      $  7,358,692         $  7,103,218
12/31/2008                      $  4,851,542         $  4,475,720
12/31/2009                      $  6,057,764         $  5,660,505
12/31/2010                      $  7,037,477         $  6,514,343
12/31/2011                      $  6,740,699         $  6,650,334
12/31/2012                      $  7,434,494         $  7,713,571
12/31/2013                      $  9,921,942         $ 10,210,582

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                      Pioneer Fund | Annual Report | 12/31/13 15

Performance Update | 12/31/13                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class Z shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2013)
--------------------------------------------------------------------------------
                          If               If
Period                    Held             Redeemed
--------------------------------------------------------------------------------
10 Years                   6.89%            6.89%
5 Years                   15.22            15.22
1 Year                    33.18            33.18
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2013)
--------------------------------------------------------------------------------
                          Gross            Net
--------------------------------------------------------------------------------
                           0.87%            0.85%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Fund         Standard & Poor's 500 Index
12/31/2003                      $   10,000           $   10,000
12/31/2004                      $   11,163           $   11,087
12/31/2005                      $   11,877           $   11,632
12/31/2006                      $   13,823           $   13,467
12/31/2007                      $   14,543           $   14,206
12/31/2008                      $    9,589           $    8,951
12/31/2009                      $   11,960           $   11,321
12/31/2010                      $   13,884           $   13,029
12/31/2011                      $   13,282           $   13,301
12/31/2012                      $   14,623           $   15,427
12/31/2013                      $   19,475           $   20,421

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on April 30, 2007, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through May 1, 2015, for Class Z shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

16 Pioneer Fund | Annual Report | 12/31/13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from July 1, 2013, through December 31, 2013.

---------------------------------------------------------------------------------------------------
Share Class                 A            B            C            R            Y            Z
---------------------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value on 7/1/13
---------------------------------------------------------------------------------------------------
Ending Account          $1,169.45    $1,161.66    $1,164.53    $1,165.93    $1,170.80    $1,169.89
Value on 12/31/13
---------------------------------------------------------------------------------------------------
Expenses Paid           $    5.30    $   12.20    $    9.49    $    7.32    $    3.45    $    4.65
During Period*
---------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.97%, 2.24%, 1.74%, 1.34%, 0.63%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                      Pioneer Fund | Annual Report | 12/31/13 17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2013, through December 31, 2013.

---------------------------------------------------------------------------------------------------
Share Class                 A            B            C            R            Y            Z
---------------------------------------------------------------------------------------------------
Beginning Account       $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value on 7/1/13
---------------------------------------------------------------------------------------------------
Ending Account          $1,020.32    $1,013.91    $1,016.43    $1,018.45    $1,022.03    $1,020.92
Value on 12/31/13
---------------------------------------------------------------------------------------------------
Expenses Paid           $    4.94    $   11.37    $    8.84    $    6.82    $    3.21    $    4.33
During Period*
---------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.97%, 2.24%, 1.74%, 1.34%, 0.63%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

18 Pioneer Fund | Annual Report | 12/31/13

Schedule of Investments | 12/31/13

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                COMMON STOCKS -- 99.8%
                ENERGY -- 9.8%
                Oil & Gas Drilling -- 0.9%
     607,174    Ensco Plc                                              $   34,718,209
     146,615    Helmerich & Payne, Inc.                                    12,327,389
                                                                       --------------
                                                                       $   47,045,598
-------------------------------------------------------------------------------------
                Oil & Gas Equipment & Services -- 2.0%
     175,077    Cameron International Corp.*                           $   10,422,334
     172,721    FMC Technologies, Inc.*                                     9,017,763
     317,028    Halliburton Co.                                            16,089,171
     326,122    National Oilwell Varco, Inc.                               25,936,483
     484,324    Schlumberger, Ltd.                                         43,642,436
                                                                       --------------
                                                                       $  105,108,187
-------------------------------------------------------------------------------------
                Integrated Oil & Gas -- 1.8%
     464,041    Chevron Corp.                                          $   57,963,361
     264,737    Exxon Mobil Corp.                                          26,791,384
     134,276    Occidental Petroleum Corp.                                 12,769,648
                                                                       --------------
                                                                       $   97,524,393
-------------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 3.7%
     491,844    Apache Corp.                                           $   42,269,073
   1,181,814    Cabot Oil & Gas Corp.                                      45,807,111
     518,332    ConocoPhillips                                             36,620,156
   1,106,762    Marathon Oil Corp.                                         39,068,699
     861,689    Southwestern Energy Co.*                                   33,890,228
                                                                       --------------
                                                                       $  197,655,267
-------------------------------------------------------------------------------------
                Oil & Gas Refining & Marketing -- 1.4%
     416,557    Marathon Petroleum Corp.                               $   38,210,774
     449,296    Phillips 66                                                34,654,200
                                                                       --------------
                                                                       $   72,864,974
                                                                       --------------
                Total Energy                                           $  520,198,419
-------------------------------------------------------------------------------------
                MATERIALS -- 2.9%
                Fertilizers & Agricultural Chemicals -- 0.7%
     195,182    Monsanto Co.                                           $   22,748,462
     338,278    The Mosaic Co.                                             15,990,401
                                                                       --------------
                                                                       $   38,738,863
-------------------------------------------------------------------------------------
                Industrial Gases -- 0.9%
     396,686    Airgas, Inc.                                           $   44,369,329
-------------------------------------------------------------------------------------
                Specialty Chemicals -- 1.1%
     562,216    Ecolab, Inc.                                           $   58,622,262
-------------------------------------------------------------------------------------
                Paper Products -- 0.2%
     230,884    International Paper Co.                                $   11,320,243
                                                                       --------------
                Total Materials                                        $  153,050,697
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/13 19

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                CAPITAL GOODS -- 9.5%
                Aerospace & Defense -- 1.8%
     836,908    United Technologies Corp.                              $   95,240,130
-------------------------------------------------------------------------------------
                Building Products -- 0.2%
     291,204    Allegion Plc                                           $   12,868,305
-------------------------------------------------------------------------------------
                Electrical Components & Equipment -- 0.7%
     214,764    Eaton Corp Plc                                         $   16,347,836
     168,855    Rockwell Automation, Inc.                                  19,951,907
                                                                       --------------
                                                                       $   36,299,743
-------------------------------------------------------------------------------------
                Industrial Conglomerates -- 3.2%
     682,809    3M Co.                                                 $   95,763,962
   2,578,983    General Electric Co.                                       72,288,893
                                                                       --------------
                                                                       $  168,052,855
-------------------------------------------------------------------------------------
                Construction & Farm Machinery & Heavy Trucks -- 1.8%
     332,202    Cummins, Inc.                                          $   46,830,516
     794,943    PACCAR, Inc.                                               47,036,777
                                                                       --------------
                                                                       $   93,867,293
-------------------------------------------------------------------------------------
                Industrial Machinery -- 1.8%
     873,614    Ingersoll-Rand Plc                                     $   53,814,622
     393,111    SPX Corp.                                                  39,157,787
                                                                       --------------
                                                                       $   92,972,409
                                                                       --------------
                Total Capital Goods                                    $  499,300,735
-------------------------------------------------------------------------------------
                TRANSPORTATION -- 1.9%
                Railroads -- 1.9%
     554,086    Norfolk Southern Corp.                                 $   51,435,803
     291,008    Union Pacific Corp.                                        48,889,344
                                                                       --------------
                                                                       $  100,325,147
                                                                       --------------
                Total Transportation                                   $  100,325,147
-------------------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 2.5%
                Auto Parts & Equipment -- 1.4%
     517,406    BorgWarner, Inc.                                       $   28,928,169
     840,054    Johnson Controls, Inc.                                     43,094,770
                                                                       --------------
                                                                       $   72,022,939
-------------------------------------------------------------------------------------
                Automobile Manufacturers -- 1.1%
   3,878,999    Ford Motor Co.                                         $   59,852,955
                                                                       --------------
                Total Automobiles & Components                         $  131,875,894
-------------------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 0.4%
                Apparel, Accessories & Luxury Goods -- 0.4%
     371,904    Coach, Inc.                                            $   20,874,972
                                                                       --------------
                Total Consumer Durables & Apparel                      $   20,874,972
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Fund | Annual Report | 12/31/13

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                CONSUMER SERVICES -- 1.4%
                Restaurants -- 1.4%
     372,177    McDonald's Corp.                                       $   36,112,334
     497,078    Starbucks Corp.                                            38,965,944
                                                                       --------------
                                                                       $   75,078,278
                                                                       --------------
                Total Consumer Services                                $   75,078,278
-------------------------------------------------------------------------------------
                MEDIA -- 5.2%
                Cable & Satellite -- 0.3%
     361,922    Comcast Corp.                                          $   18,807,277
-------------------------------------------------------------------------------------
                Movies & Entertainment -- 2.0%
   1,109,402    The Walt Disney Co.                                    $   84,758,313
     280,612    Time Warner, Inc.                                          19,564,269
                                                                       --------------
                                                                       $  104,322,582
-------------------------------------------------------------------------------------
                Publishing -- 2.9%
   2,770,350    John Wiley & Sons, Inc.+                               $  152,923,320
                                                                       --------------
                Total Media                                            $  276,053,179
-------------------------------------------------------------------------------------
                RETAILING -- 4.1%
                Department Stores -- 1.2%
     775,434    Macy's, Inc.                                           $   41,408,176
     320,475    Nordstrom, Inc.                                            19,805,355
                                                                       --------------
                                                                       $   61,213,531
-------------------------------------------------------------------------------------
                General Merchandise Stores -- 0.4%
     300,125    Target Corp.                                           $   18,988,909
-------------------------------------------------------------------------------------
                Apparel Retail -- 1.8%
     552,690    Ross Stores, Inc.                                      $   41,413,062
     875,380    TJX Companies, Inc.                                        55,787,967
                                                                       --------------
                                                                       $   97,201,029
-------------------------------------------------------------------------------------
                Home Improvement Retail -- 0.7%
     334,680    Lowe's Companies, Inc.                                 $   16,583,394
     261,192    The Home Depot, Inc.                                       21,506,549
                                                                       --------------
                                                                       $   38,089,943
                                                                       --------------
                Total Retailing                                        $  215,493,412
-------------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING -- 2.7%
                Drug Retail -- 2.7%
     726,983    CVS Caremark Corp.                                     $   52,030,173
   1,560,551    Walgreen Co.                                               89,638,049
                                                                       --------------
                                                                       $  141,668,222
                                                                       --------------
                Total Food & Staples Retailing                         $  141,668,222
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/13 21

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 5.5%
                Soft Drinks -- 1.0%
     348,385    Coca-Cola Enterprises, Inc.                            $   15,374,230
     397,721    Dr. Pepper Snapple Group, Inc.                             19,376,967
     227,550    PepsiCo, Inc.                                              18,872,997
                                                                       --------------
                                                                       $   53,624,194
-------------------------------------------------------------------------------------
                Packaged Foods & Meats -- 4.5%
     320,601    Campbell Soup Co.                                      $   13,875,611
     651,922    General Mills, Inc.                                        32,537,427
     400,759    Kraft Foods Group, Inc.                                    21,608,925
   1,202,380    Mondelez International, Inc.                               42,444,014
   1,295,216    The Hershey Co.                                           125,933,852
                                                                       --------------
                                                                       $  236,399,829
                                                                       --------------
                Total Food, Beverage & Tobacco                         $  290,024,023
-------------------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 2.7%
                Household Products -- 2.7%
   1,509,976    Colgate-Palmolive Co.                                  $   98,465,535
     231,522    The Clorox Co.                                             21,475,981
     304,446    The Procter & Gamble Co.                                   24,784,949
                                                                       --------------
                                                                       $  144,726,465
                                                                       --------------
                Total Household & Personal Products                    $  144,726,465
-------------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 6.6%
                Health Care Equipment -- 5.0%
   1,151,429    Abbott Laboratories                                    $   44,134,274
     487,872    Becton Dickinson and Co.                                   53,904,977
     678,804    Covidien Plc                                               46,226,552
     687,494    CR Bard, Inc.                                              92,082,946
   1,868,853    Smith & Nephew Plc                                         26,657,668
                                                                       --------------
                                                                       $  263,006,417
-------------------------------------------------------------------------------------
                Health Care Distributors -- 0.4%
     120,000    McKesson Corp.                                         $   19,368,000
-------------------------------------------------------------------------------------
                Health Care Services -- 0.6%
     341,326    DaVita HealthCare Partners, Inc.*                      $   21,629,829
     184,973    Express Scripts Holding Co.*                               12,992,504
                                                                       --------------
                                                                       $   34,622,333
-------------------------------------------------------------------------------------
                Managed Health Care -- 0.6%
     464,809    Aetna, Inc.                                            $   31,881,249
                                                                       --------------
                Total Health Care Equipment & Services                 $  348,877,999
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Fund | Annual Report | 12/31/13

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 8.8%
                Biotechnology -- 2.5%
     478,315    Amgen, Inc.                                            $   54,604,440
     258,594    Celgene Corp.*                                             43,692,042
     434,306    Gilead Sciences, Inc.*                                     32,638,096
                                                                       --------------
                                                                       $  130,934,578
-------------------------------------------------------------------------------------
                Pharmaceuticals -- 5.7%
   1,151,429    AbbVie, Inc.                                           $   60,806,965
     373,518    Eli Lilly & Co.                                            19,049,418
   1,029,662    Johnson & Johnson                                          94,306,743
      84,875    Mallinckrodt Plc*                                           4,435,568
     407,916    Merck & Co., Inc.                                          20,416,196
   2,092,510    Pfizer, Inc.                                               64,093,581
   1,194,462    Zoetis, Inc.                                               39,046,963
                                                                       --------------
                                                                       $  302,155,434
-------------------------------------------------------------------------------------
                Life Sciences Tools & Services -- 0.6%
     279,533    Thermo Fisher Scientific, Inc.                         $   31,126,000
                                                                       --------------
                Total Pharmaceuticals, Biotechnology & Life Sciences   $  464,216,012
-------------------------------------------------------------------------------------
                BANKS -- 6.9%
                Diversified Banks -- 3.9%
     250,009    Canadian Imperial Bank of Commerce                     $   21,339,621
   1,680,584    US Bancorp/MN                                              67,895,594
   2,630,719    Wells Fargo & Co.                                         119,434,643
                                                                       --------------
                                                                       $  208,669,858
-------------------------------------------------------------------------------------
                Regional Banks -- 3.0%
   1,000,000    BB&T Corp.                                             $   37,320,000
   1,952,036    KeyCorp                                                    26,196,323
   1,200,600    The PNC Financial Services Group, Inc.                     93,142,548
                                                                       --------------
                                                                       $  156,658,871
                                                                       --------------
                Total Banks                                            $  365,328,729
-------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 6.5%
                Other Diversified Financial Services -- 2.8%
   2,163,774    Bank of America Corp.                                  $   33,689,961
   1,296,269    Citigroup, Inc.                                            67,548,578
     826,262    JPMorgan Chase & Co.                                       48,319,802
                                                                       --------------
                                                                       $  149,558,341
-------------------------------------------------------------------------------------
                Consumer Finance -- 1.5%
     421,317    American Express Co.                                   $   38,226,091
     704,308    Discover Financial Services, Inc.                          39,406,033
                                                                       --------------
                                                                       $   77,632,124
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/13 23

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                Asset Management & Custody Banks -- 1.9%
     707,045    Franklin Resources, Inc.                               $   40,817,708
     730,325    Invesco, Ltd.                                              26,583,830
     415,462    T. Rowe Price Group, Inc.                                  34,803,252
                                                                       --------------
                                                                       $  102,204,790
-------------------------------------------------------------------------------------
                Investment Banking & Brokerage -- 0.3%
     500,000    Morgan Stanley Co.                                     $   15,680,000
                                                                       --------------
                Total Diversified Financials                           $  345,075,255
-------------------------------------------------------------------------------------
                Insurance -- 3.4%
                Life & Health Insurance -- 0.8%
     645,378    Aflac, Inc.                                            $   43,111,250
-------------------------------------------------------------------------------------
                Property & Casualty Insurance -- 2.6%
     975,148    The Chubb Corp.                                        $   94,228,551
     458,039    The Travelers Companies, Inc.                              41,470,851
                                                                       --------------
                                                                       $  135,699,402
                                                                       --------------
                Total Insurance                                        $  178,810,652
-------------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 11.7%
                Internet Software & Services -- 2.7%
     499,557    eBay, Inc.*                                            $   27,420,684
     718,905    Facebook, Inc.*                                            39,295,347
      50,316    Google, Inc.*                                              56,389,644
     497,500    Yahoo!, Inc.*                                              20,118,900
                                                                       --------------
                                                                       $  143,224,575
-------------------------------------------------------------------------------------
                IT Consulting & Other Services -- 0.9%
     236,396    International Business Machines Corp.                  $   44,340,798
-------------------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 3.6%
     804,447    Automatic Data Processing, Inc.                        $   65,007,362
     345,615    DST Systems, Inc.                                          31,361,105
     635,464    Fiserv, Inc.*                                              37,524,149
      35,898    MasterCard, Inc.                                           29,991,343
     126,919    Visa, Inc.                                                 28,262,323
                                                                       --------------
                                                                       $  192,146,282
-------------------------------------------------------------------------------------
                Application Software -- 0.9%
     792,123    Adobe Systems, Inc.*                                   $   47,432,325
-------------------------------------------------------------------------------------
                Systems Software -- 3.6%
   2,952,257    Microsoft Corp.                                        $  110,502,980
   1,240,151    Oracle Corp.                                               47,448,177
   1,297,434    Symantec Corp.                                             30,593,494
                                                                       --------------
                                                                       $  188,544,651
                                                                       --------------
                Total Software & Services                              $  615,688,631
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24 Pioneer Fund | Annual Report | 12/31/13

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 3.0%
                Communications Equipment -- 0.6%
     128,096    F5 Networks, Inc.*                                     $   11,638,803
     290,244    Motorola Solutions, Inc.                                   19,591,470
                                                                       --------------
                                                                       $   31,230,273
-------------------------------------------------------------------------------------
                Computer Hardware -- 2.1%
     196,425    Apple, Inc.                                            $  110,216,032
-------------------------------------------------------------------------------------
                Computer Storage & Peripherals -- 0.3%
     744,741    EMC Corp.                                              $   18,730,236
                                                                       --------------
                Total Technology Hardware & Equipment                  $  160,176,541
-------------------------------------------------------------------------------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.8%
                Semiconductor Equipment -- 0.5%
     268,298    ASML Holding NV (A.D.R.)                               $   25,139,523
-------------------------------------------------------------------------------------
                Semiconductors -- 2.3%
   1,233,646    Analog Devices, Inc.                                   $   62,829,591
     801,865    Intel Corp.                                                20,816,415
     905,590    Xilinx, Inc.                                               41,584,693
                                                                       --------------
                                                                       $  125,230,699
                                                                       --------------
                Total Semiconductors & Semiconductor Equipment         $  150,370,222
-------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 0.6%
                Integrated Telecommunication Services -- 0.6%
     625,471    Verizon Communications, Inc.                           $   30,735,645
                                                                       --------------
                Total Telecommunication Services                       $   30,735,645
-------------------------------------------------------------------------------------
                UTILITIES -- 0.9%
                Electric Utilities -- 0.9%
     464,809    American Electric Power Co., Inc.                      $   21,725,173
     578,000    The Southern Co.                                           23,761,580
                                                                       --------------
                                                                       $   45,486,753
                                                                       --------------
                Total Utilities                                        $   45,486,753
-------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $2,756,544,144)                                  $5,273,435,882
-------------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 99.8%
                (Cost $2,756,544,144) (a)                              $5,273,435,882
-------------------------------------------------------------------------------------
                OTHER ASSETS & LIABILITIES -- 0.2%                     $   10,610,430
-------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                             $5,284,046,312
=====================================================================================

*         Non-income producing security.

(A.D.R.)  American Depositary Receipts.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company. See Notes to Financial Statements --
          Note 6.

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/13 25

(a) At December 31, 2013, the net unrealized appreciation on investments based on cost for federal income tax purposes of $2,761,192,551 was as follows:

            Aggregate gross unrealized appreciation for all investments in which
               there is an excess of value over tax cost                              $2,518,358,031

            Aggregate gross unrealized depreciation for all investments in which
               there is an excess of tax cost over value                                  (6,114,700)
                                                                                      --------------
            Net unrealized appreciation                                               $2,512,243,331
                                                                                      ==============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2013 aggregated $346,656,375 and $991,347,250, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                      Level 1            Level 2     Level 3      Total
--------------------------------------------------------------------------------
Common Stocks         $5,273,435,882     $   --      $   --       $5,273,435,882
--------------------------------------------------------------------------------
Total                 $5,273,435,882     $   --      $   --       $5,273,435,882
================================================================================

During the year ended December 31, 2013, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Fund | Annual Report | 12/31/13

Statement of Assets and Liabilities | 12/31/13

ASSETS:
  Investment in securities of unaffiliated issuers, at value
     (cost $2,750,727,486)                                                     $5,120,512,562
  Investment in securities of affiliated issuers, at value
     (cost $5,816,658)                                                            152,923,320
----------------------------------------------------------------------------------------------
     Total investment in securities, at value (cost $2,756,544,144)            $5,273,435,882
  Foreign currency (cost $9)                                                                9
  Receivables --
     Investment securities sold                                                    34,127,507
     Fund shares sold                                                               1,293,819
     Dividends                                                                      6,730,298
  Other                                                                                46,766
----------------------------------------------------------------------------------------------
        Total assets                                                           $5,315,634,281
----------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
     Investment securities purchased                                           $   18,359,405
     Fund shares repurchased                                                        3,296,053
     Dividends                                                                         16,211
  Due to custodian                                                                  8,314,710
  Due to Advisor                                                                          239
  Due to affiliates                                                                 1,460,941
  Accrued expenses                                                                    140,410
----------------------------------------------------------------------------------------------
        Total liabilities                                                      $   31,587,969
----------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                              $2,743,337,803
  Undistributed net investment income                                                 761,573
  Accumulated net realized gain on investments and foreign
     currency transactions                                                         23,055,651
  Net unrealized appreciation on investments                                    2,516,891,738
  Net unrealized depreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies                      (453)
----------------------------------------------------------------------------------------------
        Total net assets                                                       $5,284,046,312
----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $4,642,105,787/118,491,830 shares)                         $        39.18
  Class B (based on $29,053,493/774,991 shares)                                $        37.49
  Class C (based on $160,157,627/4,358,039 shares)                             $        36.75
  Class R (based on $85,140,537/2,167,859 shares)                              $        39.27
  Class Y (based on $366,513,493/9,301,245 shares)                             $        39.40
  Class Z (based on $1,075,375/27,370 shares)                                  $        39.29
MAXIMUM OFFERING PRICE:
  Class A ($39.18 (divided by) 94.25%)                                         $        41.57
==============================================================================================

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/13 27

Statement of Operations

For the Year Ended 12/31/13

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $167,587 and
      including income from affiliated issuers of $2,767,102)       $  99,487,427
  Interest                                                                  2,291
---------------------------------------------------------------------------------------------------
         Total investment income                                                     $   99,489,718
---------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
      Basic fee                                                     $  29,993,173
      Performance adjustment                                           (6,023,461)
  Transfer agent fees and expenses
      Class A                                                           6,211,467
      Class B                                                             181,539
      Class C                                                             109,168
      Class R                                                              11,400
      Class Y                                                              37,611
      Class Z                                                               1,263
  Distribution fees
      Class A                                                          10,649,631
      Class B                                                             311,850
      Class C                                                           1,476,911
      Class R                                                             480,147
  Shareholder communications expense                                    3,235,464
  Administrative reimbursement                                          1,430,515
  Custodian fees                                                           52,823
  Registration fees                                                       166,191
  Professional fees                                                       222,699
  Printing expense                                                         24,142
  Fees and expenses of nonaffiliated Trustees                             169,234
  Miscellaneous                                                           139,868
---------------------------------------------------------------------------------------------------
      Total expenses                                                                 $   48,881,635
---------------------------------------------------------------------------------------------------
         Net investment income                                                       $   50,608,083
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, REDEMPTION
IN KIND AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
      Investments                                                   $ 361,413,037
      Redemption in kind                                               11,405,169
      Forward foreign currency contracts and other assets
         and liabilities denominated in foreign currencies                 (3,089)   $  372,815,117
---------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
      Investments                                                   $ 994,398,918
      Forward foreign currency contracts and other assets and
         liabilities denominated in foreign currencies                       (152)   $  994,398,766
---------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                          $1,367,213,883
---------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                               $1,417,821,966
===================================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Fund | Annual Report | 12/31/13

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------
                                                               Year Ended        Year Ended
                                                               12/31/13          12/31/12
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                          $   50,608,083    $     75,360,813
Net realized gain on investments and foreign
  currency transactions                                           372,815,117       1,351,637,529
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                               994,398,766        (864,894,284)
--------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations     $1,417,821,966    $    562,104,058
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.38 and $0.49 per share, respectively)        $  (42,950,510)   $    (51,818,663)
      Class B ($0.00 and $0.06 per share, respectively)                    --             (65,670)
      Class C ($0.11 and $0.21 per share, respectively)              (461,604)           (856,844)
      Class R ($0.21 and $0.36 per share, respectively)              (528,897)         (1,075,524)
      Class Y ($0.49 and $0.62 per share, respectively)            (5,878,505)        (21,729,817)
      Class Z ($0.41 and $0.55 per share, respectively)               (11,088)            (19,468)
Net realized gain:
      Class A ($3.49 and $9.30 per share, respectively)          (382,373,867)       (874,235,166)
      Class B ($3.49 and $9.30 per share, respectively)            (2,557,327)         (8,048,440)
      Class C ($3.49 and $9.30 per share, respectively)           (14,048,872)        (32,315,737)
      Class R ($3.49 and $9.30 per share, respectively)            (7,429,622)        (23,535,006)
      Class Y ($3.49 and $9.30 per share, respectively)           (33,476,898)       (123,297,278)
      Class Z ($3.49 and $9.30 per share, respectively)               (90,188)           (282,644)
--------------------------------------------------------------------------------------------------
          Total distributions to shareowners                   $ (489,807,378)   $ (1,137,280,257)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                   $  257,020,786    $    411,985,287
Reinvestment of distributions                                     456,924,808       1,051,852,192
Cost of shares repurchased                                       (953,687,788)   $ (2,420,885,932)
Redemption in kind                                                (32,712,314)                 --
--------------------------------------------------------------------------------------------------
      Net decrease in net assets resulting from
          Fund share transactions                              $ (272,454,508)   $   (957,048,453)
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                    $  655,560,080    $ (1,532,224,652)
NET ASSETS:
Beginning of year                                               4,628,486,232       6,160,710,884
--------------------------------------------------------------------------------------------------
End of year                                                    $5,284,046,312    $  4,628,486,232
--------------------------------------------------------------------------------------------------
Undistributed net investment income                            $      761,573    $        405,312
==================================================================================================

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/13 29

----------------------------------------------------------------------------------------------------------
                                      '13 Shares     '13 Amount          '12 Shares      '12 Amount
----------------------------------------------------------------------------------------------------------
Class A
Shares sold                            4,235,363     $  157,465,358        3,889,445     $    152,363,607
Reinvestment of distributions         10,621,087        406,006,438       27,127,422          873,392,740
Less shares repurchased              (14,674,867)      (543,916,798)     (15,682,814)        (617,318,145)
----------------------------------------------------------------------------------------------------------
      Net increase                       181,583     $   19,554,998       15,334,053     $    408,438,202
==========================================================================================================
Class B
Shares sold or exchanged                  16,168     $      586,516           19,821     $        735,864
Reinvestment of distributions             68,839          2,518,825          259,898            7,970,433
Less shares repurchased                 (389,261)       (13,850,025)        (481,081)         (18,904,140)
----------------------------------------------------------------------------------------------------------
      Net decrease                      (304,254)    $  (10,744,684)        (201,362)    $    (10,197,843)
==========================================================================================================
Class C
Shares sold                              578,855     $   20,550,122          785,265     $     26,404,850
Reinvestment of distributions            232,481          8,338,696          631,628           19,079,617
Less shares repurchased                 (885,068)       (30,853,131)        (963,838)         (36,659,228)
----------------------------------------------------------------------------------------------------------
      Net increase (decrease)            (73,732)    $   (1,964,313)         453,055     $      8,825,239
==========================================================================================================
Class R
Shares sold                              233,461     $    8,627,560          327,180     $     12,947,423
Reinvestment of distributions            203,722          7,796,829          753,577           24,238,053
Less shares repurchased               (1,469,462)       (54,782,146)      (1,174,542)         (47,279,595)
----------------------------------------------------------------------------------------------------------
      Net decrease                    (1,032,279)    $  (38,357,757)         (93,785)    $    (10,094,119)
==========================================================================================================
Class Y
Shares sold                            1,853,808     $   69,526,866        5,371,099     $    218,606,953
Reinvestment of distributions            838,109         32,162,744        3,829,183          126,870,840
Less shares repurchased               (8,281,330)      (309,728,965)     (41,428,056)      (1,699,742,251)
Redemption in kind                      (885,553)       (32,712,314)              --                   --
----------------------------------------------------------------------------------------------------------
      Net decrease                    (6,474,966)    $ (240,751,669)     (32,227,774)    $ (1,354,264,458)
==========================================================================================================
Class Z
Shares sold                                6,918     $      264,364           22,340     $        926,590
Reinvestment of distributions              2,641            101,276            9,301              300,509
Less shares repurchased                  (15,355)          (556,723)         (25,420)            (982,573)
----------------------------------------------------------------------------------------------------------
      Net increase (decrease)             (5,796)    $     (191,083)           6,221     $        244,526
==========================================================================================================

The accompanying notes are an integral part of these financial statements.

30 Pioneer Fund | Annual Report | 12/31/13

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------
                                                           Year         Year         Year          Year         Year
                                                           Ended        Ended        Ended         Ended        Ended
                                                           12/31/13     12/31/12     12/31/11      12/31/10     12/31/09
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $    32.45   $    38.62   $    40.96    $    35.72   $    29.13
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                   $     0.38   $     0.48   $     0.46    $     0.35   $     0.40
   Net realized and unrealized gain (loss) on investments       10.22         3.14        (2.34)         5.22         6.59
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $    10.60   $     3.62   $    (1.88)   $     5.57   $     6.99
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $    (0.38)  $    (0.49)  $    (0.46)   $    (0.33)  $    (0.39)
   Net realized gain                                            (3.49)       (9.30)          --            --           --
   Tax return of capital                                           --           --           --            --        (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                        $    (3.87)  $    (9.79)  $    (0.46)   $    (0.33)  $    (0.40)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $     6.73   $    (6.17)  $    (2.34)   $     5.24   $     6.59
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    39.18   $    32.45   $    38.62    $    40.96   $    35.72
===========================================================================================================================
Total return*                                                   33.06%        9.90%       (4.59)%       15.72%       24.24%
Ratio of net expenses to average net assets                      0.97%        1.01%        1.09%         1.16%        1.23%
Ratio of net investment income to average net assets             1.02%        1.24%        1.11%         0.94%        1.31%
Portfolio turnover rate                                             7%          41%          10%           10%          12%
Net assets, end of period (in thousands)                   $4,642,106   $3,839,361   $3,976,835    $4,526,447   $4,323,282
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/13 31

-------------------------------------------------------------------------------------------------------------------
                                                             Year        Year       Year       Year       Year
                                                             Ended       Ended      Ended      Ended      Ended
                                                             12/31/13    12/31/12   12/31/11   12/31/10   12/31/09
-------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                         $  31.26    $ 37.60    $ 39.86    $ 34.82    $  28.43
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  (0.10)   $ (0.01)   $ (0.03)   $ (0.06)   $   0.06
   Net realized and unrealized gain (loss) on investments        9.82       3.03      (2.23)      5.10        6.41
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   9.72    $  3.02    $ (2.26)   $  5.04    $   6.47
-------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $     --    $ (0.06)   $    --(a) $    --    $  (0.07)
   Net realized gain                                            (3.49)     (9.30)        --(a)      --          --
   Tax return of capital                                           --         --         --         --       (0.01)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.49)   $ (9.36)   $    --(a) $    --    $  (0.08)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   6.23    $ (6.34)   $ (2.26)   $  5.04    $   6.39
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  37.49    $ 31.26    $ 37.60    $ 39.86    $  34.82
===================================================================================================================
Total return*                                                   31.36%      8.55%     (5.67)%    14.47%      22.84%
Ratio of net expenses to average net assets                      2.24%      2.27%      2.24%      2.24%       2.34%
Ratio of net investment income (loss) to average net assets     (0.26)%    (0.03)%    (0.06)%    (0.14)%      0.23%
Portfolio turnover rate                                             7%        41%        10%        10%         12%
Net assets, end of period (in thousands)                     $ 29,053    $33,737    $48,149    $82,547    $110,976
===================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

(a) Dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer Funds, as permitted by existing exchange privileges.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Fund | Annual Report | 12/31/13

--------------------------------------------------------------------------------------------------------------------------
                                                                Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                                12/31/13    12/31/12    12/31/11     12/31/10    12/31/09
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                            $  30.64    $  36.99    $  39.26     $  34.26    $  27.96
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                        $   0.09    $   0.17    $   0.13     $   0.05    $   0.16
   Net realized and unrealized gain (loss) on investments           9.62        2.99       (2.23)        5.01        6.31
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $   9.71    $   3.16    $  (2.10)    $   5.06    $   6.47
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        $  (0.11)   $  (0.21)   $  (0.17)    $  (0.06)   $  (0.16)
   Net realized gain                                               (3.49)      (9.30)         --           --          --
   Tax return of capital                                              --          --          --           --       (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                             $  (3.60)   $  (9.51)   $  (0.17)    $  (0.06)   $  (0.17)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $   6.11    $  (6.35)   $  (2.27)    $   5.00    $   6.30
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  36.75    $  30.64    $  36.99     $  39.26    $  34.26
==========================================================================================================================
Total return*                                                      32.00%       9.06%      (5.33)%      14.80%      23.28%
Ratio of net expenses to average net assets                         1.74%       1.80%       1.87%        1.96%       1.99%
Ratio of net investment income to average net assets                0.25%       0.45%       0.33%        0.14%       0.56%
Portfolio turnover rate                                                7%         41%         10%          10%         12%
Net assets, end of period (in thousands)                        $160,158    $135,811    $147,166     $177,540    $178,807
==========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/13 33

--------------------------------------------------------------------------------------------------------------------------
                                                                Year        Year        Year         Year        Year
                                                                Ended       Ended       Ended        Ended       Ended
                                                                12/31/13    12/31/12    12/31/11     12/31/10    12/31/09
--------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                            $ 32.51     $  38.67    $  41.00     $  35.76    $  29.17
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                        $  0.25     $   0.36    $   0.34     $   0.22    $   0.33
   Net realized and unrealized gain (loss) on investments         10.21         3.14       (2.33)        5.23        6.58
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $ 10.46     $   3.50    $  (1.99)    $   5.45    $   6.91
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        $ (0.21)    $  (0.36)   $  (0.34)    $  (0.21)   $  (0.31)
   Net realized gain                                              (3.49)       (9.30)         --           --          --
   Tax return of capital                                             --           --          --           --       (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                             $ (3.70)    $  (9.66)   $  (0.34)    $  (0.21)   $  (0.32)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  6.76     $  (6.16)   $  (2.33)    $   5.24    $   6.59
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 39.27     $  32.51    $  38.67     $  41.00    $  35.76
==========================================================================================================================
Total return*                                                     32.52%        9.57%      (4.85)%      15.31%      23.94%
Ratio of net expenses to average net assets                        1.34%        1.33%       1.38%        1.50%       1.45%
Ratio of net investment income to average net assets               0.64%        0.92%       0.83%        0.60%       1.07%
Portfolio turnover rate                                               7%          41%         10%          10%         12%
Net assets, end of period (in thousands)                        $85,141     $104,042    $127,377     $137,683    $121,773
==========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Fund | Annual Report | 12/31/13

--------------------------------------------------------------------------------------------------------------------------
                                                             Year        Year       Year          Year         Year
                                                             Ended       Ended      Ended         Ended        Ended
                                                             12/31/13    12/31/12   12/31/11      12/31/10     12/31/09
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  32.61    $  38.75   $    41.09    $    35.84   $    29.22
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                     $   0.53    $   0.75   $     0.60    $     0.49   $     0.52
   Net realized and unrealized gain (loss) on investments       10.24        3.03        (2.34)         5.25         6.65
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  10.77    $   3.78   $    (1.74)   $     5.74   $     7.17
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                     $  (0.49)   $  (0.62)  $    (0.60)   $    (0.49)  $    (0.54)
   Net realized gain                                            (3.49)      (9.30)          --            --           --
   Tax return of capital                                           --          --           --            --        (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.98)   $  (9.92)  $    (0.60)   $    (0.49)  $    (0.55)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   6.79    $  (6.14)  $    (2.34)   $     5.25   $     6.62
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  39.40    $  32.61   $    38.75    $    41.09   $    35.84
==========================================================================================================================
Total return*                                                   33.46%      10.29%       (4.22)%       16.17%       24.86%
Ratio of net expenses to average net assets                      0.63%       0.66%        0.72%         0.74%        0.71%
Ratio of net investment income to average net assets             1.35%       1.54%        1.49%         1.37%        1.72%
Portfolio turnover rate                                             7%         41%          10%           10%          12%
Net assets, end of period (in thousands)                     $366,513    $514,457   $1,860,141    $1,929,967   $1,279,182
==========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

The accompanying notes are an integral part of these financial statements.

                                      Pioneer Fund | Annual Report | 12/31/13 35

---------------------------------------------------------------------------------------------------------------------------
                                                                   Year        Year        Year        Year       Year
                                                                   Ended       Ended       Ended       Ended      Ended
                                                                   12/31/13    12/31/12    12/31/11    12/31/10   12/31/09
---------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                               $ 32.53     $ 38.68     $ 41.03     $ 35.80    $ 29.20
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                           $  0.43     $  0.55     $  0.50     $  0.48    $  0.48
   Net realized and unrealized gain (loss) on investments            10.23        3.15       (2.28)       5.23       6.64
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $ 10.66     $  3.70     $ (1.78)    $  5.71    $  7.12
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                           $ (0.41)    $ (0.55)    $ (0.57)    $ (0.48)   $ (0.51)
   Net realized gain                                                 (3.49)      (9.30)         --          --         --
   Tax return of capital                                                --          --          --          --      (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                $ (3.90)    $ (9.85)    $ (0.57)    $ (0.48)   $ (0.52)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  6.76     $ (6.15)    $ (2.35)    $  5.23    $  6.60
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 39.29     $ 32.53     $ 38.68     $ 41.03    $ 35.80
===========================================================================================================================
Total return*                                                        33.18%      10.09%      (4.34)%     16.09%     24.72%
Ratio of net expenses to average net assets                           0.85%       0.85%       0.85%       0.80%      0.85%
Ratio of net investment income to average net assets                  1.14%       1.40%       1.39%       1.31%      1.68%
Portfolio turnover rate                                                  7%         41%         10%         10%        12%
Net assets, end of period (in thousands)                           $ 1,075     $ 1,079     $ 1,042     $   580    $   310
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Net expenses                                                       0.85%       0.87%       0.99%       0.80%      1.03%
   Net investment income                                              1.14%       1.38%       1.25%       1.31%      1.50%
===========================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

The accompanying notes are an integral part of these financial statements.

36 Pioneer Fund | Annual Report | 12/31/13

Notes to Financial Statements | 12/31/13

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

                                      Pioneer Fund | Annual Report | 12/31/13 37

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at such funds' net asset value.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

    At December 31, 2013 there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services).

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend

38 Pioneer Fund | Annual Report | 12/31/13 data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At December 31, 2013, the Fund had no outstanding forward foreign currency contracts.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2013, the Fund did not accrue any interest or penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

                                      Pioneer Fund | Annual Report | 12/31/13 39

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At December 31, 2013, the Fund reclassified $11,405,169 to increase paid in capital, $421,218 to decrease undistributed net investment income and $10,983,951 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

    At December 31, 2013, the Fund had a net capital loss carryforward of $445,041, all of which will expire in 2016 if not utilized.

    During the year ended December 31, 2013, a capital loss carryforward of $148,347 was utilized to offset net realized gains by the Fund.

    The tax character of distributions paid during the years ended December 31, 2013 and December 31, 2012 was as follows:

    ----------------------------------------------------------------------------
                                                       2013                 2012
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                            $ 59,166,847       $   75,565,986
    Long-term capital gain                      430,640,531        1,061,714,271
    ----------------------------------------------------------------------------
       Total                                   $489,807,378       $1,137,280,257
    ============================================================================

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2013:

    ----------------------------------------------------------------------------
                                                                           2013
    ----------------------------------------------------------------------------
    Distributable earnings:
    Undistributed ordinary income                                $      366,574
    Undistributed long-term capital gain                             29,368,012
    Capital loss carryforward                                          (445,041)
    Current year post-October loss                                     (823,914)
    Net unrealized appreciation                                   2,512,242,878
    ----------------------------------------------------------------------------
       Total                                                     $2,540,708,509
    ============================================================================

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and on the tax-basis adjustments on other holdings.

40 Pioneer Fund | Annual Report | 12/31/13

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $531,385 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2013.

F.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

G.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

H.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of

                                      Pioneer Fund | Annual Report | 12/31/13 41
    the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.55% on assets over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the year ended December 31, 2013, the aggregate performance adjustment resulted in a decrease to the basic fee of $6,023,461. For the year ended December 31, 2013, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.48% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 0.85% of the average daily net assets attributable to Class Z shares. The expense limitation for Class Z shares is in effect through May 1, 2015. Fees waived and expenses reimbursed during the year ended December 31, 2013 are reflected on the Statement of Operations. Class A, Class B, Class C, Class R and Class Y shares do not have an expense limitation. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $369,239 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2013.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and

42 Pioneer Fund | Annual Report | 12/31/13 statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2013, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                               $2,208,814
Class B                                                                   42,155
Class C                                                                  203,509
Class R                                                                  298,619
Class Y                                                                  480,300
Class Z                                                                    2,067
--------------------------------------------------------------------------------
  Total                                                               $3,235,464
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $883,834 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2013.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $207,868 in distribution fees payable to PFD at December 31, 2013.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares

                                      Pioneer Fund | Annual Report | 12/31/13 43
being redeemed. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares.
There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSC are paid to PFD. For the year ended December 31, 2013, CDSC in the amount of $23,491 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2013, the Fund's expenses were not reduced under such arrangements.

6. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended December 31, 2013:

-----------------------------------------------------------------------------------------
                   Beginning                        Ending
                   Balance     Purchases  Sales     Balance     Dividend
Affiliates         (shares)    (shares)   (shares)  (shares)    Income       Value
-----------------------------------------------------------------------------------------
John Wiley and
  Sons, Inc.       2,838,431    --        (68,081)  2,770,350   $2,767,102   $152,923,320
-----------------------------------------------------------------------------------------

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect during the fiscal year ended December 31, 2013 was in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings was payable at the London Interbank Offered Rate (LIBOR) plus 0.90% on an annualized basis, or the Alternate Base Rate, which was the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in the credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended December 31, 2013, the Fund had no borrowings under the credit facility.

44 Pioneer Fund | Annual Report | 12/31/13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of Pioneer Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Fund (the "Fund") as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 25, 2014

                                      Pioneer Fund | Annual Report | 12/31/13 45

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2013 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2013, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2013 and September 2013. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, and November, 2013 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at regularly scheduled meetings.

At a meeting held on November 12, 2013, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in

46 Pioneer Fund | Annual Report | 12/31/13

PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees review the Fund's performance on a regular basis, based on analysis and data prepared by PIM for this purpose and discuss performance issues with PIM on an ongoing basis. For purposes of their contract renewal deliberations, the Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one, five and ten year periods ended June 30, 2013, and in the fifth quintile of its Morningstar category for the three year period ended June 30, 2013. The Trustees noted the discussions held throughout the year regarding the Fund's performance and confirmed that those discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. The Trustees considered reasons for the underperformance of the Fund relative to its peer group and the steps recently taken in an effort to improve the performance of the Fund. The Trustees agreed that they would continue to closely monitor the Fund's performance.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

                                      Pioneer Fund | Annual Report | 12/31/13 47

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2013 was in the first quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees noted the impact of the Fund's performance on the management fee paid by the Fund.

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2013 was in the second quintile relative to its Strategic Insight peer group for the comparable period. The Trustees also compared the expense ratio of the Fund with the funds in the Fund's Morningstar peer group, and noted that the Fund's expense ratio for the twelve months ended June 30, 2013 was also in the second quintile relative to its Morningstar category.

The Trustees reviewed management fees charged by PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer") to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from

48 Pioneer Fund | Annual Report | 12/31/13 non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a fund-by-fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Fund. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                                      Pioneer Fund | Annual Report | 12/31/13 49

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 55 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as Trustee of 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

50 Pioneer Fund | Annual Report | 12/31/13

Independent Trustees++

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                      Other Directorships
Position Held with the Fund  Length of Service    Principal Occupation                               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (63)         Trustee since 2006.  Private investor (2004 - 2008 and 2013 -           Director, Broadridge Financial
Chairman of the Board        Serves until a       present); Chairman (2008 - 2013) and Chief         Solutions, Inc. (investor
and Trustee                  successor trustee    Executive Officer (2008 - 2012), Quadriserv, Inc.  communications and securities
                             is elected or        (technology products for securities lending        processing provider for
                             earlier retirement   industry); and Senior Executive Vice President,    financial services industry)
                             or removal.          The Bank of New York (financial and securities     (2009 - present); Director,
                                                  services) (1986 - 2004)                            Quadriserv, Inc. (2005 - 2013);
                                                                                                     and Commissioner, New Jersey
                                                                                                     State Civil Service Commission
                                                                                                     (2011 - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (70)           Trustee since 2005.  Managing Partner, Federal City Capital Advisors    Director of Enterprise
Trustee                      Serves until a       (corporate advisory services company) (1997 -      Community Investment, Inc.
                             successor trustee    2004 and 2008 - present); Interim Chief Executive  (privately held affordable
                             is elected or        Officer, Oxford Analytica, Inc. (privately held    housing finance company) (1985
                             earlier retirement   research and consulting company) (2010);           - 2010); Director of Oxford
                             or removal.          Executive Vice President and Chief Financial       Analytica, Inc. (2008 -
                                                  Officer, I-trax, Inc. (publicly traded health care present); Director of The Swiss
                                                  services company) (2004 - 2007); and Executive     Helvetia Fund, Inc. (closed-end
                                                  Vice President and Chief Financial Officer,        fund) (2010 - present); and
                                                  Pedestal Inc. (internet-based mortgage trading     Director of New York Mortgage
                                                  company) (2000 - 2002)                             Trust (publicly traded mortgage
                                                                                                     REIT) (2004 - 2009, 2012 -
                                                                                                     present)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (69)    Trustee since 2008.  William Joseph Maier Professor of Political        Trustee, Mellon Institutional
Trustee                      Serves until a       Economy, Harvard University (1972 - present)       Funds Investment Trust and
                             successor trustee                                                       Mellon Institutional Funds
                             is elected or                                                           Master Portfolio (oversaw 17
                             earlier retirement                                                      portfolios in fund complex)
                             or removal.                                                             (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

                                      Pioneer Fund | Annual Report | 12/31/13 51

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                    Other Directorships
Position Held with the Fund   Length of Service    Principal Occupation                             Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (66)     Trustee since 2004.  Founding Director, Vice President and Corporate  None
Trustee                       Serves until a       Secretary, The Winthrop Group, Inc. (consulting
                              successor trustee    firm) (1982 - present); Desautels Faculty of
                              is elected or        Management, McGill University (1999 - present);
                              earlier retirement   and Manager of Research Operations and
                              or removal.          Organizational Learning, Xerox PARC, Xerox's
                                                   advance research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (65)      Trustee since 2004.  President and Chief Executive Officer, Newbury,  Director of New America High
Trustee                       Serves until a       Piret & Company, Inc. (investment banking firm)  Income Fund, Inc. (closed-end
                              successor trustee    (1981 - present)                                 investment company) (2004 -
                              is elected or                                                         present); and member, Board of
                              earlier retirement                                                    Governors, Investment Company
                              or removal.                                                           Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (85)          Trustee since 2004.  Senior Counsel, Sullivan & Cromwell LLP (law     Director, The Swiss Helvetia
Trustee                       Serves until a       firm) (1998 - present); and Partner, Sullivan &  Fund, Inc. (closed-end
                              successor trustee    Cromwell LLP (prior to 1998)                     investment company) (1995 -
                              is elected or                                                         2012); and Director, Invesco,
                              earlier retirement                                                    Ltd. (formerly AMVESCAP, PLC)
                              or removal.                                                           (investment manager) (1997-2005)
------------------------------------------------------------------------------------------------------------------------------------

52 Pioneer Fund | Annual Report | 12/31/13

Interested Trustee++

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                      Other Directorships
Position Held with the Fund   Length of Service    Principal Occupation                               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (55)*     Trustee since 2007.  Chairman (2013 - present), Director, CEO and       None
Trustee, President and Chief  Serves until a       President of PIM-USA (since February 2007);
Executive Officer             successor trustee    Chairman (2013 - present), Director and President
                              is elected or        of Pioneer and Pioneer Institutional Asset
                              earlier retirement   Management, Inc. (since February 2007); President
                              or removal.          and Chief Executive Officer of all the Pioneer
                                                   Funds (since 2014); Executive Vice President of
                                                   all of the Pioneer Funds (2007 - 2013); Director
                                                   of PGAM (2007 - 2010); Head of New Europe
                                                   Division, PGAM (2000 - 2005); and Head of New
                                                   Markets Division, PGAM (2005 - 2007)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Kingsbury is an Interested Trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

++ Effective January 28, 2014, Mr. Marc O. Mayer became an Independent Trustee of the Fund and Mr. Kenneth J. Taubes became an Interested Trustee of the Fund.

                                      Pioneer Fund | Annual Report | 12/31/13 53

Fund Officers+++

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                       Other Directorships
Position Held with the Fund   Length of Service    Principal Occupation                                Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (87)**     Since 2004. Serves   President of all of the Pioneer Funds;              None
President and Chief           at the discretion    Non-Executive Chairman and a Director of Pioneer
Executive Officer***          of the Board.        Investment Management USA Inc. ("PIM-USA") (until
                                                   November 2013); Chairman and a Director of
                                                   Pioneer (until November 2013); Chairman and
                                                   Director of Pioneer Institutional Asset
                                                   Management, Inc. (until November 2013); Director
                                                   of Pioneer Alternative Investment Management
                                                   Limited (Dublin) (until October 2011); President
                                                   and a Director of Pioneer Alternative Investment
                                                   Management (Bermuda) Limited and affiliated funds
                                                   (until November 2013); Deputy Chairman and a
                                                   Director of Pioneer Global Asset Management
                                                   S.p.A. ("PGAM") (until April 2010); Director of
                                                   Nano-C, Inc. (since 2003); Director of Cole
                                                   Management Inc. (2004 - 2011); Director of
                                                   Fiduciary Counseling, Inc. (until December 2011);
                                                   Trustee of all of the Pioneer Funds (until
                                                   November 2013); and Retired Partner, Wilmer
                                                   Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (49)    Since 2004. Serves   Vice President and Associate General Counsel of     None
Secretary and Chief Legal     at the discretion    Pioneer since January 2008; Secretary and Chief
Officer                       of the Board.        Legal Officer of all of the Pioneer Funds since
                                                   June 2010; Assistant Secretary of all of the
                                                   Pioneer Funds from September 2003 to May 2010;
                                                   and Vice President and Senior Counsel of Pioneer
                                                   from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (52)        Since 2010. Serves   Fund Governance Director of Pioneer since           None
Assistant Secretary           at the discretion    December 2006 and Assistant Secretary of all the
                              of the Board.        Pioneer Funds since June 2010; Manager - Fund
                                                   Governance of Pioneer from December 2003 to
                                                   November 2006; and Senior Paralegal of Pioneer
                                                   from January 2000 to November 2003.
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (51)             Since 2010. Serves   Counsel of Pioneer since June 2007 and Assistant    None
Assistant Secretary           at the discretion    Secretary of all the Pioneer Funds since June
                              of the Board.        2010; and Vice President and Counsel at State
                                                   Street Bank from October 2004 to June 2007
------------------------------------------------------------------------------------------------------------------------------------

** Mr. Cogan resigned as a Trustee of the Pioneer Funds effective November 12, 2013.

*** Mr. Cogan resigned as President and Chief Executive Officer of the Fund effective January 1, 2014.

+++ Mr. Mark D. Goodwin became Executive Vice President of the Fund effective
    January 28, 2014.

54 Pioneer Fund | Annual Report | 12/31/13

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                        Other Directorships
Position Held with the Fund  Length of Service     Principal Occupation                                Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (54)         Since 2008. Serves    Vice President - Fund Treasury of Pioneer;          None
Treasurer and Chief          at the discretion of  Treasurer of all of the Pioneer Funds since March
Financial and Accounting     the Board.            2008; Deputy Treasurer of Pioneer from March 2004
Officer of the Fund                                to February 2008; and Assistant Treasurer of all
                                                   of the Pioneer Funds from March 2004 to February
                                                   2008
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (48)        Since 2004. Serves    Director - Fund Treasury of Pioneer; and            None
Assistant Treasurer          at the discretion of  Assistant Treasurer of all of the Pioneer Funds
                             the Board.
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (55)           Since 2004. Serves    Fund Accounting Manager - Fund Treasury of          None
Assistant Treasurer          at the discretion of  Pioneer; and Assistant Treasurer of all of the
                             the Board.            Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (34)        Since 2009. Serves    Fund Administration Manager - Fund Treasury of      None
Assistant Treasurer          at the discretion of  Pioneer since November 2008; Assistant Treasurer
                             the Board.            of all of the Pioneer Funds since January 2009;
                                                   and Client Service Manager - Institutional
                                                   Investor Services at State Street Bank from March
                                                   2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (61)         Since 2010. Serves    Chief Compliance Officer of Pioneer and of all      None
Chief Compliance Officer     at the discretion of  the Pioneer Funds since March 2010; Director of
                             the Board.            Adviser and Portfolio Compliance at Pioneer since
                                                   October 2005; and Senior Compliance Officer for
                                                   Columbia Management Advisers, Inc. from October
                                                   2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (42)         Since 2006. Serves    Director - Transfer Agency Compliance of Pioneer    None
Anti-Money Laundering        at the discretion of  and Anti-Money Laundering Officer of all the
Officer                      the Board.            Pioneer funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

                                      Pioneer Fund | Annual Report | 12/31/13 55

                           This page for your notes.

56 Pioneer Fund | Annual Report | 12/31/13

                           This page for your notes.

                                      Pioneer Fund | Annual Report | 12/31/13 57

                           This page for your notes.

58 Pioneer Fund | Annual Report | 12/31/13

                           This page for your notes.

                                      Pioneer Fund | Annual Report | 12/31/13 59

                           This page for your notes.

60 Pioneer Fund | Annual Report | 12/31/13

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109

us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 18627-08-0214

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Pioneer Fund:
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately
$33,690 in 2013 and $36,742 in 2012.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Fund:
Audit-Related Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2013 and 2012

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Fund:
Fees for tax compliance services, primarily for tax returns, totaled $8,131 in 2013 and $8,290 in 2012.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Pioneer Fund:
Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2013 and 2012

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2013 and 2012, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.



(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,131 in 2013 and $8,290 in 2012.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date February 27, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, President

Date February 27, 2014


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date February 27, 2014

* Print the name and title of each signing officer under his or her signature.